Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions
Related Party Transactions

(15)        Related Party Transactions

The Company has an outstanding note payable with a principal balance of $143,500,000 with an investor who also has equity ownership in the Company.

The Company and two of its executive officers each owned an equity interest in a vendor of the Company that provides workflow technology services. Each individual’s equity ownership was less than 1%. The expense related to this vendor was $1,456,501 and $779,110 for the three months ended March 31, 2020 and 2019, respectively. The Company accounted for this investment under the cost method of accounting based on its level of equity ownership. In February 2020, the Company and each executive officer sold their respective equity interest. The Company’s investment had a carrying value of $1,455,000 and the Company received proceeds of $2,045,701 in connection with the transaction, resulting in a gain of $590,701 which is included in cost of net revenue in the accompanying consolidated statements of operations for the three months ended March 31, 2020.

The Company and two of its executive officers and shareholders own an equity interest in a vendor of the Company that provides automated order intake software. Each individual’s equity ownership is less than 1%. The expense related to this vendor was $544,449 and $450,000 for the three months ended March 31, 2020 and 2019, respectively. The Company accounts for this investment under the cost method of accounting based on its level of equity ownership.

(18)        Related Party Transactions

As discussed in Note 10,  Debt, the Company has an outstanding note payable with an investor with a principal amount of $143,500,000. This investor also has equity ownership in the Company.

At December 31, 2017, the Company had an outstanding balance of $1,123,181 payable to certain members of AdaptHealth Holdings. The payable was noninterest bearing and had no specific repayment terms. The Company repaid the amount in full during 2018.

In 2014, Ocean Home Health Supply LLC, a subsidiary of the Company, executed an agreement with a related party for software and billing services. The agreement was for one year and automatically renewed from year to year. This agreement was terminated effective December 31, 2018, therefore there was no expense related to the agreement during the year ended December  31, 2019. The expense for the year ended December  31, 2018 related to the agreement was $2,287,909.

On December 31, 2014, an executive of AdaptHealth Holdings borrowed $965,550 to acquire membership interests in AdaptHealth Holdings, which was recorded as a reduction to members’ equity at that time. The principal was due in full at maturity on December 31, 2021. Monthly payments were due of interest only at a rate of 1.9% per annum starting in February 2015. As part of the transactions completed in connection with the Business Combination, the loan was forgiven, resulting in an expense of $965,550, which is included in general and administrative expenses in the accompanying statements of operations during the year ended December 31, 2019.

In 2014, AdaptHealth Holdings entered into a term loan (the Loan) with a private investment group (the Lender) who also had equity ownership. As of December 31, 2017, $8,642,144 was outstanding under this agreement, which was repaid in full in February 2018 in connection with a debt restructuring completed by AdaptHealth Holdings. In connection with the repayment of the Loan, the Company incurred a prepayment penalty expense of $345,686, which is included in Loss on extinguishment of debt, net, in the accompanying consolidated statements of operations for the year ended December 31, 2018.

The Company and two of its executive officers owned an equity interest in a vendor of the Company that provides workflow technology services. Each individual’s equity ownership was less than 1%. The expense related to this vendor was $4,488,080 and $1,905,454 for the years ended December  31, 2019 and 2018, respectively. The Company accounted for this investment under the cost method of accounting based on its level of equity ownership. In February 2020, the Company and its executive officers sold its equity interest. The Company’s investment had a carrying value of $1,455,000 and the Company received proceeds of $2,045,701 in connection with the transaction, resulting in a gain of $590,701 which will be recorded in the first quarter of 2020.

The Company and two of its executive officers and shareholders own an equity interest in a vendor of the Company that provides automated order intake software. Each individual’s equity ownership is less than 1%. The expense related to this vendor was $1,964,266 and $1,636,919 for the years ended December  31, 2019 and 2018, respectively.  The Company accounts for this investment under the cost method of accounting based on its level of equity ownership.